Inventories (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Inventories
	September 30, 2018	December 31, 2017
Materials and supplies	$68,113	$52,230
Work-in-progress	19,830	20,592
Finished goods – concentrates	20,688	14,365
Total inventories	$108,631	$87,187
Less: non-current portion of ore in stockpiles	(9,909)	(14,926)
Inventory recorded as a current asset	$98,722	$72,261